Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
iShares Trust
iShares U.S. ETF Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus
both
dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised October 29, 2021):
iShares Commodity Curve Carry Strategy ETF
iShares GSCI Commodity Dynamic Roll Strategy ETF
Supplement to the Summary Prospectus and Prospectus both dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised January 3, 2022):
iShares Bloomberg Roll Select Commodity Strategy ETF
iShares Gold Strategy ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Asia 50 ETF
iShares Emerging Markets Infrastructure ETF
iShares Global 100 ETF
iShares Global Comm Services ETF
iShares Global Consumer Discretionary ETF
iShares Global Healthcare ETF
iShares Global Materials ETF
iShares Global Tech ETF
iShares Global Timber & Forestry ETF
iShares International Dividend Growth ETF
iShares Latin America 40 ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 18, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Clean Energy ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 13, 2021), and to the Statement of
Additional
Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares India 50 ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Biotechnology ETF
iShares Core S&P 500 ETF
iShares Core S&P
Mid-Cap
ETF
iShares Core S&P
Small-Cap
ETF
iShares Core S&P Total U.S. Stock Market ETF
iShares Core S&P U.S. Growth ETF
iShares Core S&P U.S. Value ETF
iShares ESG Screened S&P 500 ETF
iShares ESG Screened S&P
Mid-Cap
ETF
iShares ESG Screened S&P
Small-Cap
ETF
iShares Europe ETF
iShares Expanded Tech Sector ETF
iShares Expanded Tech-Software Sector ETF
iShares Factors US Growth Style ETF
iShares Factors US Value Style ETF
iShares Focused Value Factor ETF
iShares Global Consumer Staples ETF
iShares Global Energy ETF
iShares Global Financials ETF
iShares Global Industrials ETF
iShares Global Infrastructure ETF
iShares Global Utilities ETF
iShares International Developed Property ETF
iShares International Developed Small Cap Value Factor ETF
iShares
JPX-Nikkei
400 ETF
iShares
Micro-Cap
ETF
iShares Mortgage Real Estate ETF
iShares North American Natural Resources ETF
iShares North American Tech-Multimedia Networking ETF
iShares Residential and Multisector Real Estate ETF
iShares Russell 1000 ETF
iShares Russell 1000 Growth ETF
iShares Russell 1000 Value ETF
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF
iShares Russell 3000 ETF
iShares Russell
Mid-Cap
ETF
iShares Russell
Mid-Cap
Growth ETF
iShares Russell
Mid-Cap
Value ETF
iShares Russell
T
op 200 ETF
iShares Russell Top 200 Growth ETF
iShares Russell Top 200 Value ETF
iShares S&P 100 ETF
iShares S&P 500 Growth
ETF
iShares S&P 500 Value ETF
iShares S&P
Mid-Cap
400 Growth ETF
iShares S&P
Mid-Cap
400 Value ETF
iShares S&P
Small-Cap
600 Growth
ETF
iShares S&P
Small-Cap
600
Va
lue ETF
iShares Semiconductor ETF
iShares U.S. Aerospace & Defense ETF
iShares U.S. Broker-Dealers & Securities Exchanges ETF
iShares U.S. Healthcare Providers ETF
iShares U.S. Home Construction ETF
iShares U.S. Insurance ETF
iShares U.S. Medical Devices ETF
iShares U.S. Oil & Gas Exploration & Production
ETF
iShares U.S. Oil Equipment & Services
ETF
iShares U.S. Pharmaceuticals
ETF
iShares U.S. Real Estate ETF
iShares U.S. Regional Banks ETF
iShares U.S. Telecommunications
ETF
iShares US Small Cap Value Factor ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 20, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Infrastructure ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 1, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Preferred and Income Securities ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised September 10, 2021):
iShares Currency Hedged
JPX-Nikkei
400 ETF
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 2500 ETF
Supplement to the Summary Prospectus and
Prospectus
both dated as of
September
1, 2021, and to the Statement of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares Asia/Pacific Dividend ETF
iShares Emerging Markets Dividend
ETF
Supplement to the Summary Prospectus and Prospectus
both
dated as of
September
1, 2021, and to the
Statement
of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares Global REIT ETF
iShares International Select Dividend ETF
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Cohen & Steers REIT ETF
iShares Core Dividend Growth ETF
iShares Core High Dividend ETF
iShares Core U.S. REIT ETF
iShares Dow Jones U.S. ETF
iShares International Developed Real Estate ETF
iShares Morningstar Growth ETF
iShares Morningstar
Mid-Cap
ETF
iShares Morningstar
Mid-Cap
Growth ETF
iShares Morningstar
Mid-Cap
Value ETF
iShares Morningstar
Small-Cap
ETF
iShares Morningstar
Small-Cap
Growth ETF
iShares Morningstar
Small-Cap
Value ETF
iShares Morningstar U.S. Equity ETF
iShares Morningstar Value ETF
iShares MSCI KLD 400 Social ETF
iShares MSCI USA ESG Select ETF
iShares Select Dividend ETF
iShares U.S. Basic Materials
ETF
iShares U.S. Consumer Discretionary ETF
iShares U.S. Consumer Staples ETF
iShares U.S. Dividend and Buyback ETF
iShares U.S. Energy ETF
iShares U.S. Financial Services ETF
iShares U.S. Financials ETF
iShares U.S. Healthcare ETF
iShares U.S. Industrials
ETF
iShares U.S. Technology ETF
iShares U.S. Transportation ETF
iShares U.S. Utilities
ETF
Supplement to the Summary Prospectus dated as of November 3, 2021, and to the
Prospectus dated as
of
October 25, 2021, and to the Statement
of
Additional Information dated as of October 25, 2021 (as revised January 3, 2022):
iShares ESG MSCI USA Min Vol Factor ETF
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares Core MSCI Europe
ETF
iShares Core MSCI Pacific
ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE
Small-Cap
ETF
iShares MSCI Kokusai ETF
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares Core Aggressive Allocation ETF
iShares Core Conservative Allocation ETF
iShares Core Growth Allocation ETF
iShares Core Moderate Allocation ETF
iShares ESG Aware Aggressive Allocation ETF
iShares ESG Aware Conservative Allocation ETF
iShares ESG Aware Growth Allocation ETF
iShares ESG Aware Moderate Allocation
ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Cloud 5G and Tech ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI International Developed Markets ETF
iShares Core MSCI Total International Stock
ETF
iShares Cybersecurity
and
Tech
ETF
iShares Genomics Immunology and Healthcare
ETF
iShares MSCI ACWI ETF
iShares MSCI ACWI ex U.S. ETF
iShares MSCI ACWI Low Carbon Target ETF
iShares MSCI All Country Asia ex Japan ETF
iShares MSCI China A ETF
iShares MSCI Global Multifactor ETF
iShares Robotics and Artificial Intelligence Multisector ETF
iShares Self-Driving EV and Tech ETF
iShares Virtual Work and Life Multisector ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021 (as revised December 20, 2021), and to the Statement of Additional Information dated as of December 1, 2021 (as revised December 20, 2021):
iShares Exponential Technologies ETF
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares China
Large-Cap
ETF
iShares MSCI EAFE ETF
iShares MSCI EAFE Growth ETF
iShares MSCI EAFE Min Vol Factor ETF
iShares MSCI EAFE
Small-Cap
ETF
iShares MSCI EAFE Value ETF
iShares MSCI Europe Financials ETF
iShares MSCI Europe
Small-Cap
ETF
iShares MSCI Intl Momentum Factor ETF
iShares MSCI Intl Multifactor ETF
iShares MSCI Intl Quality Factor ETF
iShares MSCI Intl Size Factor ETF
iShares MSCI Intl
Small-Cap
Multifactor ETF
iShares MSCI Intl Value Factor ETF
iShares MSCI USA
Mid-Cap
Multifactor ETF
iShares MSCI USA Min Vol Factor ETF
iShares MSCI USA Momentum Factor ETF
iShares MSCI USA Multifactor ETF
iShares MSCI USA Quality Factor ETF
iShares MSCI USA Size Factor ETF
iShares MSCI USA
Small-Cap
Min Vol Factor ETF
iShares MSCI USA
Small-Cap
Multifactor ETF
iShares MSCI USA Value Factor ETF
iShares U.S. Tech Breakthrough
Multisector
ETF
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Core MSCI Em
ergi
ng Markets ETF
iShares Currency Hedged MSCI Canada ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Eurozone ETF
iShares Currency Hedged MSCI Germany ETF
iShares Currency Hedged MSCI Japan ETF
iShares Currency Hedged MSCI United Kingdom ETF
iShares ESG Advanced MSCI EAFE ETF
iShares ESG Advanced MSCI EM ETF
iShares ESG Advanced MSCI USA ETF
iShares ESG Aware MSCI EAFE ETF
iShares ESG Aware MSCI EM ETF
iShares ESG Aware MSCI USA ETF
iShares ESG Aware MSCI USA
Small-Cap
ETF
iShares ESG MSCI EM Leaders ETF
iShares ESG MSCI USA Leaders ETF
iShares MSCI Argentina and Global Exposure ETF
iShares MSCI Australia ETF
iShares MSCI Austria ETF
iShares MSCI Belgium ETF
iShares MSCI Brazil ETF
iShares MSCI Brazil
Small-Cap
ETF
iShares MSCI BRIC ETF
iShares MSCI Canada ETF
iShares MSCI Chile ETF
iShares MSCI China ETF
iShares MSCI China
Small-Cap
ETF
iShares MSCI Colombia ETF
iShares MSCI Denmark ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets ex China ETF
iShares MSCI Emerging Markets Min Vol Factor ETF
iShares MSCI Emerging Markets Multifactor ETF
iShares MSCI Emerging Markets
Small-Cap
ETF
iShares MSCI Eurozone ETF
iShares MSCI Finland ETF
iShares MSCI France ETF
iShares MSCI Frontier and Select EM ETF
iShares MSCI Germany ETF
iShares MSCI Germany
Small-Cap
ETF
iShares MSCI Global
Agriculture
Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Min Vol Factor ETF
iShares MSCI Global
Silver
and Metals Miners ETF
iShares MSCI Global Sustainable Development Goals ETF
iShares MSCI Hong Kong ETF
iShares MSCI India ETF
iShares MSCI India
Small-Cap
ETF
iShares MSCI Indonesia ETF
iShares MSCI Ireland ETF
iShares MSCI Israel ETF
iShares MSCI Italy ETF
iShares MSCI Japan Equal Weighted ETF
iShares MSCI Japan ETF
iShares MSCI Japan
Small-Cap
ETF
iShares MSCI Japan Value ETF
iShares MSCI Kuwait ETF
iShares MSCI Malaysia ETF
iShares MSCI
Mexico
ETF
iShares MSCI Netherlands ETF
iShares MSCI
New
Zealand ETF
iShares MSCI Norway ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Peru ETF
iShares MSCI Philippines ETF
iShares MSCI Poland ETF
iShares MSCI Qatar ETF
iShares MSCI
Russia
ETF
iShares MSCI Saudi Arabia ETF
iShares MSCI Singapore ETF
iShares MSCI South Africa ETF
iShares MSCI South Korea ETF
iShares MSCI Spain ETF
iShares MSCI Sweden ETF
iShares MSCI Switzerland ETF
iShares MSCI Taiwan ETF
iShares MSCI Thailand ETF
iShares MSCI Turkey ETF
iShares MSCI UAE ETF
iShares MSCI United Kingdom ETF
iShares MSCI United Kingdom
Small-Cap
ETF
iShares MSCI USA Equal Weighted ETF
iShares MSCI World ETF
Supplement to the Prospectus and the Statement of Additional Information both dated as of December 20, 2021:
iShares MSCI China Multisector Tech ETF
Supplement to the Prospectus and the Statement of Additional Information both dated as of December 22, 2021:
iShares Paris-Aligned Climate MSCI USA ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Asia/Pacific Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of
September
1, 2021, and to the Statement of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares Asia/Pacific Dividend ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Emerging Markets Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of
September
1, 2021, and to the Statement of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares Emerging Markets Dividend
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Core MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Core MSCI Em
ergi
ng Markets ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares Currency Hedged MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Currency Hedged MSCI Emerging Markets ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares ESG Aware MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG Aware MSCI EM ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Australia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Australia ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Austria ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Austria ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Belgium ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Belgium ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Brazil ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Brazil ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI BRIC ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI BRIC ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Canada ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Chile ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Chile ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Colombia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Colombia ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Asia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Emerging Markets Asia ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Emerging Markets ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets ex China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Emerging Markets ex China ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Emerging Markets Min Vol Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Emerging Markets Multifactor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Emerging Markets Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Emerging Markets
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Eurozone ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI France ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI France ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Frontier and Select EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Frontier and Select EM ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Germany ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Agriculture Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Global
Agriculture
Producers ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Energy Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Global Energy Producers ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Gold Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Global Gold Miners ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Metals & Mining Producers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Global Metals & Mining Producers ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Global Min Vol Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Global Silver and Metals Miners ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Global
Silver
and Metals Miners ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Hong Kong ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Hong Kong ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Israel ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Israel ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Italy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Italy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Japan ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Japan Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Japan
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Malaysia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Malaysia ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Mexico ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI
Mexico
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Netherlands ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Netherlands ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Pacific ex Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Pacific ex Japan ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Russia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI
Russia
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Singapore ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Singapore ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI South Africa ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI South Africa ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI South Korea ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI South Korea ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Spain ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Spain ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Sweden ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Sweden ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Switzerland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Switzerland ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Taiwan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Taiwan ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Thailand ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Thailand ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI Turkey ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Turkey ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI USA Equal Weighted ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI USA Equal Weighted ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares, Inc. | iShares MSCI World ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares, Inc.
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI World ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Asia 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Asia 50 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Emerging Markets Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Emerging Markets Infrastructure ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global 100 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Comm Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Comm Services ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Consumer Discretionary ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Healthcare ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Materials ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Tech ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Timber & Forestry ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Timber & Forestry ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares International Dividend Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Latin America 40 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Latin America 40 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Clean Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 18, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Clean Energy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares India 50 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 13, 2021), and to the Statement of
Additional
Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares India 50 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Biotechnology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Biotechnology ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Core S&P 500 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core S&P Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Core S&P
Mid-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core S&P Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Core S&P
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core S&P Total U.S. Stock Market ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Core S&P Total U.S. Stock Market ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core S&P U.S. Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Core S&P U.S. Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core S&P U.S. Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Core S&P U.S. Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Screened S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares ESG Screened S&P 500 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Screened S&P Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares ESG Screened S&P
Mid-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Screened S&P Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares ESG Screened S&P
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Europe ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Expanded Tech Sector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Expanded Tech Sector ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Expanded Tech-Software Sector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Expanded Tech-Software Sector ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Factors US Growth Style ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Factors US Growth Style ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Factors US Value Style ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Factors US Value Style ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Focused Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Focused Value Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Consumer Staples ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Energy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Financials ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Industrials ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Infrastructure ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Global Utilities ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Developed Property ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares International Developed Property ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Developed Small Cap Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares International Developed Small Cap Value Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares JPX-Nikkei 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares
JPX-Nikkei
400 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Micro-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares
Micro-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Mortgage Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Mortgage Real Estate ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares North American Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares North American Natural Resources ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares North American Tech-Multimedia Networking ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares North American Tech-Multimedia Networking ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Residential and Multisector Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Residential and Multisector Real Estate ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 1000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 1000 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 1000 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 1000 Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 1000 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 1000 Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 2000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 2000 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 2000 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 2000 Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 2000 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 2000 Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 3000 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 3000 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell
Mid-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell
Mid-Cap
Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell
Mid-Cap
Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell Top 200 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell
T
op 200 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell Top 200 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell Top 200 Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell Top 200 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell Top 200 Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P 100 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares S&P 100 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P 500 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares S&P 500 Growth
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P 500 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares S&P 500 Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P Mid-Cap 400 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares S&P
Mid-Cap
400 Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P Mid-Cap 400 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares S&P
Mid-Cap
400 Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P Small-Cap 600 Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares S&P
Small-Cap
600 Growth
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares S&P Small-Cap 600 Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares S&P
Small-Cap
600
Va
lue ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Semiconductor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Semiconductor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Aerospace & Defense ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Aerospace & Defense ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Broker-Dealers & Securities Exchanges ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Broker-Dealers & Securities Exchanges ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Healthcare Providers ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Healthcare Providers ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Home Construction ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Home Construction ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Insurance ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Insurance ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Medical Devices ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Medical Devices ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Oil & Gas Exploration & Production ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Oil & Gas Exploration & Production
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Oil Equipment & Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Oil Equipment & Services
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Pharmaceuticals ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Pharmaceuticals
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Real Estate ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Regional Banks ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Regional Banks ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Telecommunications ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Telecommunications
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares US Small Cap Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares US Small Cap Value Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Infrastructure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 20, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares U.S. Infrastructure ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Preferred and Income Securities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021 (as revised October 1, 2021), and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Preferred and Income Securities ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged JPX-Nikkei 400 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised September 10, 2021):
iShares Currency Hedged
JPX-Nikkei
400 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Russell 2500 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of July 30, 2021, and to the Statement of Additional Information dated as of July 30, 2021 (as revised January 3, 2022):
iShares Russell 2500 ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Global REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus
both
dated as of
September
1, 2021, and to the
Statement
of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares Global REIT ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus
both
dated as of
September
1, 2021, and to the
Statement
of Additional Information dated as of September 1, 2021 (as revised September 10, 2021):
iShares International Select Dividend ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Cohen & Steers REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Cohen & Steers REIT ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Dividend Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Core Dividend Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Core High Dividend ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Core U.S. REIT ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Dow Jones U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Dow Jones U.S. ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares International Developed Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares International Developed Real Estate ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar
Mid-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar
Mid-Cap
Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar
Mid-Cap
Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Small-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar
Small-Cap
Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Small-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar
Small-Cap
Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar U.S. Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar U.S. Equity ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Morningstar Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Morningstar Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI KLD 400 Social ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares MSCI KLD 400 Social ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA ESG Select ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares MSCI USA ESG Select ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Select Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares Select Dividend ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Basic Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Basic Materials
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Consumer Discretionary ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Consumer Discretionary ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Consumer Staples ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Consumer Staples ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Dividend and Buyback ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Dividend and Buyback ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Energy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Financial Services ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Financial Services ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Financials ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Healthcare ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Industrials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Industrials
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Technology ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Transportation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Transportation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Utilities ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and
Prospectus
both dated as of September 1,
2021
,
and
to the Statement of Additional Information dated as of September 1, 2021 (as revised January 3, 2022):
iShares U.S. Utilities
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG MSCI USA Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus dated as of November 3, 2021, and to the
Prospectus dated as
of
October 25, 2021, and to the Statement
of
Additional Information dated as of October 25, 2021 (as revised January 3, 2022):
iShares ESG MSCI USA Min Vol Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI Europe ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares Core MSCI Europe
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI Pacific ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares Core MSCI Pacific
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares Currency Hedged MSCI ACWI ex U.S. ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares Currency Hedged MSCI EAFE ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares Currency Hedged MSCI EAFE
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Kokusai ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information each dated as of December 1, 2021:
iShares MSCI Kokusai ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares Core Aggressive Allocation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares Core Conservative Allocation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares Core Growth Allocation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares Core Moderate Allocation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Aggressive Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares ESG Aware Aggressive Allocation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Conservative Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares ESG Aware Conservative Allocation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Growth Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares ESG Aware Growth Allocation ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware Moderate Allocation ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and Statement of Additional Information
both
dated
as
of December 1,
2021
:
iShares ESG Aware Moderate Allocation
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Cloud 5G and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Cloud 5G and Tech ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Core MSCI EAFE ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI International Developed Markets ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Core MSCI International Developed Markets ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Core MSCI Total International Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Core MSCI Total International Stock
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Cybersecurity and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Cybersecurity
and
Tech
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Genomics Immunology and Healthcare ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Genomics Immunology and Healthcare
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares MSCI ACWI ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI ex U.S. ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares MSCI ACWI ex U.S. ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI ACWI Low Carbon Target ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares MSCI ACWI Low Carbon Target ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI All Country Asia ex Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares MSCI All Country Asia ex Japan ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China A ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares MSCI China A ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Global Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares MSCI Global Multifactor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Robotics and Artificial Intelligence Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Robotics and Artificial Intelligence Multisector ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Self-Driving EV and Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Self-Driving EV and Tech ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Virtual Work and Life Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021,
and
to the
Statement
of Additional Information dated as of December 1, 2021 (as revised (as revised December 20, 2021):
iShares Virtual Work and Life Multisector ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Exponential Technologies ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021 (as revised December 20, 2021), and to the Statement of Additional Information dated as of December 1, 2021 (as revised December 20, 2021):
iShares Exponential Technologies ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares China Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares China
Large-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI EAFE ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI EAFE Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI EAFE Growth ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI EAFE Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI EAFE Min Vol Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI EAFE Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI EAFE
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI EAFE Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI EAFE Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Europe Financials ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Europe Financials ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Europe Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Europe
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Intl Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Intl Momentum Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Intl Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Intl Multifactor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Intl Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Intl Quality Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Intl Size Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Intl Size Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Intl Small-Cap Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Intl
Small-Cap
Multifactor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Intl Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI Intl Value Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Mid-Cap Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA
Mid-Cap
Multifactor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA Min Vol Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Momentum Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA Momentum Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA Multifactor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Quality Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA Quality Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Size Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA Size Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Small-Cap Min Vol Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA
Small-Cap
Min Vol Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Small-Cap Multifactor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA
Small-Cap
Multifactor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI USA Value Factor ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares MSCI USA Value Factor ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares U.S. Tech Breakthrough Multisector ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of December 1, 2021, and to the
Statement
of Additional Information dated as of December 1, 2021 (as revised January 3, 2022):
iShares U.S. Tech Breakthrough
Multisector
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI Canada ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Currency Hedged MSCI Canada ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI Eurozone ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Currency Hedged MSCI Eurozone ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI Germany ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Currency Hedged MSCI Germany ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI Japan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Currency Hedged MSCI Japan ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Currency Hedged MSCI United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares Currency Hedged MSCI United Kingdom ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Advanced MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG Advanced MSCI EAFE ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Advanced MSCI EM ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG Advanced MSCI EM ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Advanced MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG Advanced MSCI USA ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI EAFE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG Aware MSCI EAFE ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG Aware MSCI USA ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG Aware MSCI USA Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG Aware MSCI USA
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG MSCI EM Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG MSCI EM Leaders ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares ESG MSCI USA Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares ESG MSCI USA Leaders ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Argentina and Global Exposure ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Argentina and Global Exposure ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Brazil Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Brazil
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI China ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI China
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Denmark ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Denmark ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Finland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Finland ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Germany Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Germany
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Global Sustainable Development Goals ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Global Sustainable Development Goals ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI India ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI India ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI India Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI India
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Indonesia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Indonesia ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Ireland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Ireland ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Japan Equal Weighted ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Japan Equal Weighted ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Japan Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Japan Value ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Kuwait ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Kuwait ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI New Zealand ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI
New
Zealand ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Norway ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Norway ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Peru ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Peru ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Philippines ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Philippines ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Poland ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Poland ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Qatar ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Qatar ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI Saudi Arabia ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI Saudi Arabia ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI UAE ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI UAE ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI United Kingdom ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI United Kingdom ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI United Kingdom Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus, Prospectus and Statement of Additional
Information
each dated as of December 30, 2021:
iShares MSCI United Kingdom
Small-Cap
ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares MSCI China Multisector Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and the Statement of Additional Information both dated as of December 20, 2021:
iShares MSCI China Multisector Tech ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iSHARES TRUST | iShares Paris-Aligned Climate MSCI USA ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Prospectus and the Statement of Additional Information both dated as of December 22, 2021:
iShares Paris-Aligned Climate MSCI USA ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Commodity Curve Carry Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares U.S. ETF Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus
both
dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised October 29, 2021):
iShares Commodity Curve Carry Strategy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares GSCI Commodity Dynamic Roll Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares U.S. ETF Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus
both
dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised October 29, 2021):
iShares GSCI Commodity Dynamic Roll Strategy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Bloomberg Roll Select Commodity Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares U.S. ETF Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised January 3, 2022):
iShares Bloomberg Roll Select Commodity Strategy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares U.S. ETF Trust | iShares Gold Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares
®
iShares U.S. ETF Trust
Supplement dated January 3, 2022 (the “Supplement”) to each Summary Prospectus, Prospectus and
Statement of Additional Information (the “SAI”), for each of the Funds listed in Appendix A (each, a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with the respective Summary Prospectus, Prospectus and the SAI, as applicable, for each Fund.
The following changes for the Fund went effective on January 1, 2022.
As of January 1, 2022, Paul Whitehead has replaced Alan Mason as Portfolio Manager for each Fund listed on Appendix A. References to Mr. Mason as a Portfolio Manager of each Fund are hereby removed from the Summary Prospectus, Prospectus and SAI.
The other Portfolio Managers for each Fund will continue to be primarily responsible for the day-to-day
management of such Fund in addition to Mr. Whitehead. Information regarding the other Portfolio Managers for each Fund can be found in such Fund’s Summary Prospectus, Prospectus and SAI.
In addition, the following changes are made to each Fund’s Summary Prospectus, Prospectus, and SAI:
Appendix A
Supplement to the Summary Prospectus and Prospectus both dated as of March 1, 2021, and to the Statement of Additional Information dated as of March 1, 2021 (as revised January 3, 2022):
iShares Gold Strategy ETF
If you have any questions, please call
1-800-iShares
(1-800-474-2737).

iShares
®
 is a registered trademark of BlackRock Fund Advisors and its affiliates.